SHORT-TERM INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short-term investments [Line Items]
Trading Securities, Realized Gain		$ 577
Trading Securities, Realized Loss	$ 100